Exhibit 1

BSPRT 2021-FL6 Issuer, Ltd.

Report To:

BSPRT 2021-FL6 Issuer, Ltd.

BSPRT 2021-FL6 Co-Issuer, LLC

Benefit Street Partners Realty Operating Partnership, L.P.

Benefit Street Partners Realty Trust, Inc.

Wells Fargo Securities, LLC

5 March 2021

Ernst & Young LLP 5 Times Square New York, NY 10036	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

BSPRT 2021-FL6 Issuer, Ltd.

BSPRT 2021-FL6 Co-Issuer, LLC

Benefit Street Partners Realty Operating Partnership, L.P.

Benefit Street Partners Realty Trust, Inc.

1345 Avenue of the Americas, Suite 32A

New York, New York 10105

Wells Fargo Securities, LLC 375 Park Avenue New York, New York 10152

Re:	BSPRT 2021-FL6 Issuer, Ltd. (the “Issuer”)

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (the “Specified Parties”), solely to assist the Specified Parties in evaluating the accuracy of certain information with respect to the Collateral Interests (as defined herein) relating to the Issuer’s securitization transaction. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, Benefit Street Partners Realty Operating Partnership, L.P. (“Benefit Street”), on behalf of the Issuer, provided us with:

a.	Certain electronic data files (the “Data Files”) that are described in Attachment A,
b.	Electronic copies of the loan files for the Collateral Interests, which contain various source documents (the “Source Documents”) relating to the Collateral Interests and Mortgaged Properties (as defined herein),
c.	Certain calculation methodologies (the “Multiple Property Loan Calculation Methodologies”), which are shown on Exhibit 1 to Attachment A, for any Collateral Interests (the “Multiple Property Loans”) that are secured by multiple mortgaged properties (the “Underlying Properties”) relating to the allocation of certain Multiple Property Loan characteristics to the respective Underlying Properties,
d.	A list of characteristics on the Data Files (the “Compared Characteristics”), which are listed on Exhibit 2 to Attachment A, that Benefit Street, on behalf of the Issuer, instructed us to compare to information contained in the Source Documents,
e.	A list of characteristics on the Data Files (the “Recalculated Characteristics”), which are described in Attachment A, that Benefit Street, on behalf of the Issuer, instructed us to recalculate using information on the Data Files,
f.	A list of characteristics on the Data Files (the “Provided Characteristics”), which are listed on Exhibit 3 to Attachment A, on which Benefit Street, on behalf of the Issuer, instructed us to perform no procedures,
g.	A draft of the preliminary offering memorandum for the Issuer’s securitization transaction (the “Draft Preliminary Offering Memorandum”) and
h.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Issuer is responsible for the Data Files, Source Documents, Multiple Property Loan Calculation Methodologies, Compared Characteristics, Recalculated Characteristics, Provided Characteristics, Draft Preliminary Offering Memorandum and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any procedures other than those listed in Attachment A with respect to the Data Files. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Source Documents, Multiple Property Loan Calculation Methodologies, Provided Characteristics, Draft Preliminary Offering Memorandum or any other information provided to us by Benefit Street, on behalf of the Issuer, upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion or conclusion as to: (a) the existence of the Collateral Interests, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by Benefit Street, on behalf of the Issuer, that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Collateral Interests conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Collateral Interests,
iii.	Whether the originator(s) of the Collateral Interests complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Collateral Interests that would be material to the likelihood that the issuer of the Notes and Preferred Shares (both as defined in the Draft Preliminary Offering Memorandum) will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the information and use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

5 March 2021

Attachment A Page 1 of 21

Background

For the purpose of the procedures described in this report, Benefit Street, on behalf of the Issuer, indicated that, as of the date hereof, it is expected that:

a.	The assets of the Issuer of the securitization transaction will primarily consist of 22 commercial real estate mortgage whole loans, senior participation(s) of whole loans and/or junior participation(s) of whole loans (the “Collateral Interests”), each secured by a first-lien mortgage or deed-of-trust on one or more properties (the “Mortgaged Properties”),
b.	The Collateral Interests are comprised of:
i.	18 commercial real estate floating rate mortgage whole loans and/or senior participation(s) of whole loans,
ii.	One commercial real estate fixed rate mortgage senior participation identified on the Data Files as “Insulet Headquarters” (the “Insulet Headquarters Mortgage Loan,” together with i. above, the “Mortgage Loans”) and
iii.	Two commercial real estate floating rate mortgage loans with the “Closing Status” characteristic as “Unclosed,” as shown on the Data Files, that Benefit Street, on behalf of the Issuer, indicated had not closed as of the date hereof (the “Delayed Close Mortgage Loans”),
c.	With respect to two Mortgage Loans, there exists one or more fully funded pari-passu participation interests (the “Non-Trust Pari Passu Participations”) which will not be assets of the Issuer as of the settlement date of the securitization transaction (the “Settlement Date”),
d.	With respect to two Mortgage Loans, respectively identified on the Data Files as “Cheyenne Industrial” (the “Cheyenne Industrial Mortgage Loan”) and “1660 Linc” (the “1660 Linc Mortgage Loan”), there exists one or more fully funded junior participation interests (the “Non-Trust Junior Participations”) which will not be assets of the Issuer as of the Settlement Date and
e.	With respect to nine Mortgage Loans, there exists one or more pari-passu interests that are unfunded as the date hereof (the “Future Funding Participations”) which will not be assets of the Issuer as of the Settlement Date and which evidence the amount of certain future advances which may be made subsequent to the date hereof.

For the purpose of the procedures described in this report:

a.	Each Mortgage Loan, together with the corresponding Non-Trust Pari Passu Participation(s), and/or Future Funding Participation(s), if any, is hereinafter referred to as the “Committed Loan” and
b.	Each Mortgage Loan, together with the corresponding Non-Trust Junior Participation(s), if any, is hereinafter referred to as the “Commercial Real Estate Loan.”

Attachment A Page 2 of 21

For the purpose of the procedures described in this report, Benefit Street, on behalf of the Issuer, instructed us not to perform, and we did not perform, any procedures on the Delayed Close Mortgage Loans other than those described in Items 1. through 3. and 15. of this Attachment A and those specified in Note 25 to Exhibit 2 to Attachment A.

Procedures performed and our associated findings

1.	Benefit Street, on behalf of the Issuer, provided us with:
a.	An electronic data file (the “Preliminary Data File”) that Benefit Street, on behalf of the Issuer, indicated contains information relating to the Mortgaged Properties, Collateral Interests, Non-Trust Pari Passu Participations, Future Funding Participations, Non-Trust Junior Participations, Committed Loans and Commercial Real Estate Loans as of the corresponding payment date in March 2021 (collectively, the ”Reference Date”) and
b.	Record layout and decode information related to the information on the Preliminary Data File.

For each Mortgage Loan on the Preliminary Data File, we compared each applicable Compared Characteristic listed on Exhibit 2 to Attachment A, as shown on the Preliminary Data File, to the corresponding information in the Source Documents indicated on Exhibit 2 to Attachment A that were provided by Benefit Street, on behalf of the Issuer, subject only to the instructions, assumptions and methodologies described in the notes to Exhibit 2 to Attachment A and the succeeding paragraph(s) of this Item.

For each Delayed Close Mortgage Loan on the Preliminary Data File, we compared each Compared Characteristic listed on Exhibit 2 to Attachment A under the “Mortgaged Property Information” and “Third Party Information” sections (collectively, the “Mortgaged Property Compared Characteristics”), as shown on the Preliminary Data File, to the corresponding information in the Source Documents indicated on Exhibit 2 to Attachment A that were provided by Benefit Street, on behalf of the Issuer, subject only to the instructions, assumptions and methodologies stated in the notes to Exhibit 2 to Attachment A and the succeeding paragraph(s) of this Item. For the avoidance of doubt, we did not perform any procedures with respect to any Compared Characteristics listed under any other sections of Exhibit 2 to Attachment A for any Delayed Close Mortgage Loan.

Attachment A Page 3 of 21

1. (continued)

The Source Document(s) that we were instructed by Benefit Street, on behalf of the Issuer, to use for each Compared Characteristic are indicated on Exhibit 2 to Attachment A. If more than one Source Document is listed for a Compared Characteristic, Benefit Street, on behalf of the Issuer, instructed us to note agreement if the value on the Preliminary Data File for the Compared Characteristic agreed with the corresponding information in at least one of the Source Documents listed for such Compared Characteristic on Exhibit 2 to Attachment A. We performed no procedures to reconcile any differences that may exist between various Source Documents for any of the Compared Characteristics listed on Exhibit 2 to Attachment A.

2.	As instructed by Benefit Street, on behalf of the Issuer, we adjusted the information on the Preliminary Data File to correct all the differences we noted in performing the procedures described in the Item above and provided a list of such differences to Benefit Street. The Preliminary Data File, as so adjusted, is hereinafter referred to as the “Updated Data File.”

3.	Subsequent to the performance of the procedures described in the Items above, Benefit Street, on behalf of the Issuer, provided us with an electronic data file (the “Final Data File,” which together with the Preliminary Data File comprise the Data Files) that Benefit Street, on behalf of the Issuer, indicated contains information relating to the Mortgaged Properties, Collateral Interests, Non-Trust Pari Passu Participations, Future Funding Participations, Non-Trust Junior Participations, Committed Loans and Commercial Real Estate Loans as of the Reference Date.

Using information on the:

a.	Final Data File and
b.	Updated Data File,

we compared each Mortgaged Property Compared Characteristic for the Delayed Close Mortgage Loans and each Compared Characteristic for the Mortgage Loans, as shown on the Final Data File, to the corresponding information on the Updated Data File and found such information to be in agreement.

4.	Using the “First Payment Date” of each Mortgage Loan, as shown on the Final Data File, we recalculated the “Seasoning” of each Mortgage Loan as of the Reference Date. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 4 of 21

5.	Using the:
a.	First Payment Date,
b.	Initial Maturity Date and
c.	Fully Extended Maturity Date

of each Mortgage Loan, as applicable, all as shown on the Final Data File, we recalculated the:

i.	Original Loan Term (Months) and
ii.	Fully Extended Loan Term (Original)

of each Mortgage Loan (except for the Cheyenne Industrial Mortgage Loan, which is described in the succeeding paragraph(s) of this Item). We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of comparing the “Original Loan Term (Months)” and “Fully Extended Loan Term (Original)” characteristics for the Cheyenne Industrial Mortgage Loan, Benefit Street, on behalf of the Issuer, instructed us to use “25” and “49,” respectively.

6.	For the purpose of comparing the “Original IO Term (Months)” characteristic for each Mortgage Loan which has the “Amortization Type” characteristic as “Interest Only” on the Final Data File (each, an “Interest-Only Mortgage Loan”), Benefit Street, on behalf of the Issuer, instructed us to use the “Original Loan Term (Months).” We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of comparing the “Original IO Term (Months)” characteristic for the Insulet Headquarters Mortgage Loan, Benefit Street, on behalf of the Issuer, instructed us to use “0.”

7.	Using the sum of the:
a.	Mortgage Loan Initial Funded Amount ($) and
b.	Mortgage Loan Initial Unfunded Future Funding Amount ($),

as shown on the Final Data File, we recalculated the “Committed Mortgage Loan Amount ($)” of each Mortgage Loan.

For any Multiple Property Loan, Benefit Street, on behalf of the Issuer, instructed us to allocate the “Committed Mortgage Loan Amount ($)” to each related Underlying Property in accordance with the Multiple Property Loan Calculation Methodologies.

We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 5 of 21

8.	Using the sum of the:
a.	Collateral Interest Cut-Off Date Balance ($) and
b.	Pari Passu Cut-off Debt Funded Amount ($),

as shown on the Final Data File, we recalculated the “Cut-off Date Funded Balance ($)” of each Mortgage Loan.

For any Multiple Property Loan, Benefit Street, on behalf of the Issuer, instructed us to allocate the “Cut-off Date Funded Balance ($)” to each related Underlying Property in accordance with the Multiple Property Loan Calculation Methodologies.

We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

9.	Using the sum of the:
a.	Senior Contributed Cut-off Date Balance,
b.	Pari Passu Cut-off Debt Funded Amount ($) and
c.	Current Subordinate Additional Debt ($),

as shown on the Final Data File, we recalculated the “Commercial Real Estate Loan Cut-off Date Funded Balance ($)” of each Mortgage Loan.

For any Multiple Property Loan, Benefit Street, on behalf of the Issuer, instructed us to allocate the “Commercial Real Estate Loan Cut-off Date Funded Balance ($)” to each related Underlying Property in accordance with the Multiple Property Loan Calculation Methodologies.

We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

10.	Using the sum of the:
a.	Cut-off Date Funded Balance ($) and
b.	Future Funding Participation Cut-off Date Balance ($),

as shown on the Final Data File, we recalculated the “Committed Balloon Payment ($)” of each Interest-Only Mortgage Loan.

Using the:

a.	Committed Mortgage Loan Amount ($),
b.	Interest Accrual Method,
c.	Seasoning,
d.	Original IO Term (Months),
e.	First Payment Date,
f.	Initial Maturity Date and
g.	Mortgage Loan Interest Rate (as defined herein),

as shown on the Final Data File, and a fixed monthly mortgage loan payment amount of ”$467,789.10,” as shown in the applicable Source Document(s) (the “Insulet Headquarters Mortgage Loan Monthly Debt Service”), we recalculated the “Committed Balloon Payment ($)” of the Insulet Headquarters Mortgage Loan, assuming all scheduled payments of principal and/or interest on the Insulet Mortgage Loan are made and that there are no prepayments or other unscheduled collections.

Attachment A Page 6 of 21

10. (continued)

For any Multiple Property Loan, Benefit Street, on behalf of the Issuer, instructed us to allocate the “Committed Balloon Payment ($)” to each related Underlying Property in accordance with the Multiple Property Loan Calculation Methodologies.

We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

11.	Using the sum of the:
a.	Commercial Real Estate Loan Cut-off Date Funded Balance ($) and
b.	Future Funding Participation Cut-off Date Balance ($),

as shown on the Final Data File, we recalculated the “Committed Commercial Real Estate Loan Balloon Payment ($)” of each Interest-Only Mortgage Loan.

Using the:

a.	Committed Mortgage Loan Amount ($),
b.	Interest Accrual Method,
c.	Seasoning,
d.	Original IO Term (Months),
e.	First Payment Date,
f.	Initial Maturity Date and
g.	Mortgage Loan Interest Rate

as shown on the Final Data File, and the Insulet Headquarters Mortgage Loan Monthly Debt Service, we recalculated the “Committed Commercial Real Estate Loan Balloon Payment ($)” of the Insulet Headquarters Mortgage Loan, assuming all scheduled payments of principal and/or interest on the Insulet Mortgage Loan are made and that there are no prepayments or other unscheduled collections.

For any Multiple Property Loan, Benefit Street, on behalf of the Issuer, instructed us to allocate the “Committed Commercial Real Estate Loan Balloon Payment ($)” to each related Underlying Property in accordance with the Multiple Property Loan Calculation Methodologies.

We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 7 of 21

12.	Using the:
a.	Mortgage Loan Gross Margin,
b.	Subordinate Debt Gross Margin,
c.	Collateral Interest Gross Margin,
d.	Index Floor and
e.	Index Rounding Factor,

as shown on the Final Data File, the additional instruction(s) provided by Benefit Street, on behalf of the Issuer, described in the succeeding paragraph(s) of this Item (as applicable) and a LIBOR assumption of 0.109% that was provided by Benefit Street, on behalf of the Issuer, we recalculated the:

i.	Mortgage Loan Interest Rate,
ii.	Subordinate Debt Interest Rate and
iii.	Collateral Interest Interest Rate

of each Interest-Only Mortgage Loan.

For the purpose of recalculating the characteristics listed in i. through iii. above for any Interest-Only Mortgage Loan, Benefit Street, on behalf of the Issuer, instructed us to use the LIBOR assumption described in this Item and to ignore any such references to “Adjusted LIBOR Rate,” “Reserve Percentage,” “Alternative Index,” “Alternative Rate,” “Substitute Rate” and/or “Prime Rate.”

Benefit Street, on behalf of the Issuer, instructed us to use the greater of the Index Floor or the LIBOR assumption of 0.109% and applicable Index Rounding Factor for the purpose of recalculating the characteristics listed in i. through iii. above. For the avoidance of doubt, Benefit Street, on behalf of the Issuer, instructed us to use 0.125% as the rounded LIBOR assumption for the mortgage loan identified on the Final Data File as “HUE at Chroma” (the “HUE at Chroma Mortgage Loan”).

For the Insulet Headquarters Mortgage Loan, Benefit Street, on behalf of the Issuer, instructed us to use the fixed interest rate of 5.15%, as shown in the applicable Source Document(s), for the “Mortgage Loan Interest Rate” and “Collateral Interest Interest Rate” characteristics, and “NAP” for the “Subordinate Debt Interest Rate” characteristic.

For the purpose of recalculating the “Subordinate Debt Interest Rate” for the Cheyenne Industrial Mortgage Loan, Benefit Street, on behalf of the Issuer, instructed us to use the subordinate loan index floor of “2.02%,” as shown in the applicable Source Document(s).

Attachment A Page 8 of 21

12. (continued)

For the Underlying Properties associated with any Multiple Property Loan, Benefit Street, on behalf of the Issuer, instructed us to use the “Mortgage Loan Interest Rate,” “Subordinate Debt Interest Rate” and “Collateral Interest Interest Rate” of the Multiple Property Loan as the value for each respective characteristic for each of the Underlying Properties associated with such Multiple Property Loan.

We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions provided by Benefit Street, on behalf of the Issuer, that are described in this Item.

13.	Using the:
a.	Collateral Interest Cut-Off Date Balance ($),
b.	Senior Contributed Cut-off Date Balance,
c.	Pari Passu Cut-off Debt Funded Amount ($),
d.	Future Funding Participation Cut-off Date Balance ($),
e.	Current Subordinate Additional Debt ($),
f.	Mortgage Loan Interest Rate,
g.	Collateral Interest Interest Rate and
h.	Interest Accrual Method,

as shown on the Final Data File, as applicable, and the calculation methodologies and additional instruction(s) provided by Benefit Street, on behalf of the Issuer, described in the succeeding paragraph(s) of this Item, we recalculated the

i.	Collateral Interest Cut-off Annual Debt Service ($),
ii.	Cut-off Date Annual Debt Service ($),
iii.	Committed Annual Debt Service ($),
iv.	Commercial Real Estate Cut-off Funded Annual Debt Service ($) and
v.	Commercial Real Estate Committed Annual Debt Service ($)

of each Interest-Only Mortgage Loan, as applicable.

For the purpose of this procedure, Benefit Street, on behalf of the Issuer, instructed us to recalculate the “Collateral Interest Cut-off Annual Debt Service ($)” of each Interest-Only Mortgage Loan as the product of:

a.	The Collateral Interest Cut-Off Date Balance ($), as shown on the Final Data File,
b.	The Collateral Interest Interest Rate, as shown on the Final Data File, and
c.	365/360.

For the avoidance of doubt, Benefit Street, on behalf of the Issuer, instructed us to use the Collateral Interest Interest Rate of 4.14430718715017% for the purpose of recalculating the “Collateral Interest Cut-off Annual Debt Service ($)” of the 1660 Linc Mortgage Loan.

Attachment A Page 9 of 21

13. (continued)

For the Insulet Headquarters Mortgage Loan, Benefit Street, on behalf of the Issuer, instructed us to recalculate the “Collateral Interest Cut-off Annual Debt Service ($)” as the pro-rata portion of 12 times the Insulet Headquarters Mortgage Loan Monthly Debt Service based on the ratio of the “Senior Contributed Cut-off Date Balance” of the related Mortgage Loan, as shown on the Final Data File, to the “Cut-off Date Funded Balance ($),” as shown on the Final Data File.

For the purpose of this procedure, Benefit Street, on behalf of the Issuer, instructed us to recalculate the “Cut-off Date Annual Debt Service ($)” of each Interest-Only Mortgage Loan as the product of:

a.	The sum of the:
i.	Collateral Interest Cut-Off Date Balance ($), as shown on the Final Data File, and
ii.	Pari Passu Cut-off Debt Funded Amount ($), as shown on the Final Data File,
b.	The Mortgage Loan Interest Rate, as shown on the Final Data File, and
c.	365/360.

For the avoidance of doubt, Benefit Street, on behalf of the Issuer, instructed us to use the Mortgage Loan Interest Rate of 4.14430718715017% for the purpose of recalculating the “Cut-off Date Annual Debt Service ($)” of the 1660 Linc Mortgage Loan.

For the Insulet Headquarters Mortgage Loan, Benefit Street, on behalf of the Issuer, instructed us to recalculate the “Cut-off Date Annual Debt Service ($)” as 12 times the Insulet Headquarters Mortgage Loan Monthly Debt Service.

Attachment A Page 10 of 21

13. (continued)

For the purpose of this procedure, Benefit Street, on behalf of the Issuer, instructed us to recalculate the “Committed Annual Debt Service ($)”of each Interest-Only Mortgage Loan (except for the 1660 Linc Mortgage Loan, which is described in the succeeding paragraph(s) of this Item), as the product of:

a.	The sum of the:
i.	Collateral Interest Cut-Off Date Balance ($), as shown on the Final Data File,
ii.	Pari Passu Cut-off Debt Funded Amount ($), as shown on the Final Data File, and
iii.	Future Funding Participation Cut-off Date Balance ($), as shown on the Final Data File,
b.	The Mortgage Loan Interest Rate, as shown on the Final Data File, and
c.	365/360.

For the 1660 Linc Mortgage Loan, Benefit Street, on behalf of the Issuer, instructed us to recalculate the “Committed Annual Debt Service ($)” as the product of:

a.	The sum of the:
i.	Collateral Interest Cut-Off Date Balance ($), as shown on the Final Data File,
ii.	Pari Passu Cut-off Debt Funded Amount ($), as shown on the Final Data File, and
iii.	Future Funding Participation Cut-off Date Balance ($), as shown on the Final Data File,
b.	An interest rate of 4.22257102229608% based on the fully funded loan balance, as shown in the applicable Source Document(s) and
c.	365/360.

For the Insulet Headquarters Mortgage Loan, Benefit Street, on behalf of the Issuer, instructed us to recalculate the “Committed Annual Debt Service ($)” as 12 times the Insulet Headquarters Mortgage Loan Monthly Debt Service.

For the purpose of this procedure, Benefit Street, on behalf of the Issuer, instructed us to recalculate the “Commercial Real Estate Cut-off Funded Annual Debt Service ($)” of each Interest-Only Mortgage Loan (except for the Cheyenne Industrial Mortgage Loan and 1660 Linc Mortgage Loan, which are described in the succeeding paragraph(s) of this Item) as the product of:

a.	The sum of the:
i.	Senior Contributed Cut-off Date Balance, as shown on the Final Data File,
ii.	Pari Passu Cut-off Debt Funded Amount ($), as shown on the Final Data File, and
iii.	Current Subordinate Additional Debt ($), as shown on the Final Data File,
b.	The Mortgage Loan Interest Rate, as shown on the Final Data File, and
c.	365/360.

Attachment A Page 11 of 21

13. (continued)

For the Cheyenne Industrial Mortgage Loan, Benefit Street, on behalf of the Issuer, instructed us to recalculate the “Commercial Real Estate Cut-off Funded Annual Debt Service ($)” as the product of:

a.	The sum of the:
i.	Senior Contributed Cut-off Date Balance, as shown on the Final Data File,
ii.	Pari Passu Cut-off Debt Funded Amount ($), as shown on the Final Data File, and
iii.	Current Subordinate Additional Debt ($), as shown on the Final Data File,
b.	An interest rate of 9.27%, as shown in the applicable Source Document(s), and
c.	365/360.

For the 1660 Linc Mortgage Loan, Benefit Street, on behalf of the Issuer, instructed us to recalculate the “Commercial Real Estate Cut-off Funded Annual Debt Service ($)” as the product of:

a.	The sum of the:
i.	Senior Contributed Cut-off Date Balance, as shown on the Final Data File,
ii.	Pari Passu Cut-off Debt Funded Amount ($), as shown on the Final Data File, and
iii.	Current Subordinate Additional Debt ($), as shown on the Final Data File,
b.	An interest rate of 4.95%, as shown in the applicable Source Document(s), and
c.	365/360.

For the Insulet Headquarters Mortgage Loan, Benefit Street, on behalf of the Issuer, instructed us to recalculate the “Commercial Real Estate Cut-off Funded Annual Debt Service ($)” as 12 times the Insulet Headquarters Mortgage Loan Monthly Debt Service.

For the purpose of this procedure, Benefit Street, on behalf of the Issuer, instructed us to recalculate the “Commercial Real Estate Committed Annual Debt Service ($)” of each Interest-Only Mortgage Loan (except for the Cheyenne Industrial Mortgage Loan and 1660 Linc Mortgage Loan, which are described in the succeeding paragraph(s) of this Item) as the product of:

a.	The sum of the:
i.	Senior Contributed Cut-off Date Balance, as shown on the Final Data File,
ii.	Pari Passu Cut-off Debt Funded Amount ($), as shown on the Final Data File,
iii.	Current Subordinate Additional Debt ($), as shown on the Final Data File, and
iv.	Future Funding Participation Cut-off Date Balance ($), as shown on the Final Data File,
b.	The Mortgage Loan Interest Rate, as shown on the Final Data File and
c.	365/360.

Attachment A Page 12 of 21

13. (continued)

For the Cheyenne Industrial Mortgage Loan, Benefit Street, on behalf of the Issuer, instructed us to recalculate the “Commercial Real Estate Committed Annual Debt Service ($)” as the product of:

a.	The sum of the:
i.	Senior Contributed Cut-off Date Balance, as shown on the Final Data File,
ii.	Pari Passu Cut-off Debt Funded Amount ($), as shown on the Final Data File,
iii.	Current Subordinate Additional Debt ($), as shown on the Final Data File, and
iv.	Future Funding Participation Cut-off Date Balance ($), as shown on the Final Data File,
b.	An interest rate of 9.27%, as shown in the applicable Source Document(s), and
c.	365/360.

For the 1660 Linc Mortgage Loan, Benefit Street, on behalf of the Issuer, instructed us to recalculate the “Commercial Real Estate Committed Annual Debt Service ($)” as the product of:

a.	The sum of the:
i.	Senior Contributed Cut-off Date Balance, as shown on the Final Data File,
ii.	Pari Passu Cut-off Debt Funded Amount ($), as shown on the Final Data File,
iii.	Current Subordinate Additional Debt ($), as shown on the Final Data File, and
iv.	Future Funding Participation Cut-off Date Balance ($), as shown on the Final Data File,
b.	An interest rate of 4.95%, as shown in the applicable Source Document(s), and
c.	365/360.

For the Insulet Headquarters Mortgage Loan, Benefit Street, on behalf of the Issuer, instructed us to recalculate the “Commercial Real Estate Committed Annual Debt Service ($)” as 12 times the Insulet Headquarters Mortgage Loan Monthly Debt Service.

We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions provided by Benefit Street, on behalf of the Issuer, that are described in this Item.

Attachment A Page 13 of 21
14.	Using the:
a.	Seasoning,
b.	Original Loan Term (Months) and
c.	Fully Extended Loan Term (Original),

as shown on the Final Data File, we recalculated the:

i.	Remaining Term (Months) and
ii.	Fully Extended Loan Term (Remaining)

of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

15.	Using the “Collateral Interest Cut-Off Date Balance ($)” of the Collateral Interests and Underlying Properties, as applicable, as shown on the Final Data File, we recalculated the “% of Aggregate Collateral Interest Cut-off Date Balance” of each Collateral Interest and Underlying Property, as applicable. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

16.	Using:
a.	Information on the Final Data File,
b.	The instructions, assumptions and methodologies described in the Draft Preliminary Offering Memorandum and
c.	The instructions, assumptions and methodologies, as applicable, provided by Benefit Street, on behalf of the Issuer, described in the succeeding paragraph(s) of this Item,

we recalculated the:

i.	Cut-off Date Balance As-Is LTV,
ii.	Committed Stabilized LTV,
iii.	Commercial Real Estate Loan Cut-off Date Balance As-Is LTV and
iv.	Committed Commercial Real Estate Loan Stabilized LTV

of each Mortgage Loan and Underlying Property, as applicable. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, Benefit Street, on behalf of the Issuer, instructed us to round the:

a.	Cut-off Date Balance As-Is LTV,
b.	Committed Stabilized LTV,
c.	Commercial Real Estate Loan Cut-off Date Balance As-Is LTV and
d.	Committed Commercial Real Estate Loan Stabilized LTV

characteristics to the nearest 1/10th of one percent.

Attachment A Page 14 of 21

16. (continued)

For the purpose of this procedure, Benefit Street, on behalf of the Issuer, instructed us to:

a.	Use the sum of the:
i.	Collateral Interest Cut-Off Date Balance ($) and
ii.	Pari Passu Cut-off Debt Funded Amount ($),

as shown on the Final Data File, to recalculate the “Cut-off Date Balance As-Is LTV” characteristic for each Mortgage Loan,

b.	Use the “Committed Balloon Payment ($),” as shown on the Final Data File, to recalculate the “Committed Stabilized LTV” characteristic for each Mortgage Loan and use the “As-Is Appraised Value ($),” as shown on the Final Data File, to recalculate the “Committed Stabilized LTV” characteristic for any Mortgage Loan that has a “Stabilized Appraised Value ($)” of “NAP,” as shown on the Final Data File,
c.	Use the “Commercial Real Estate Loan Cut-off Date Funded Balance,” as shown on the Final Data File, to recalculate the “Commercial Real Estate Loan Cut-off Date Balance As-Is LTV” characteristic for each Mortgage Loan,
d.	Use the “Committed Commercial Real Estate Loan Balloon Payment ($),” as shown on the Final Data File, to recalculate the “Committed Commercial Real Estate Loan Stabilized LTV” characteristic for each Mortgage Loan and use the “As-Is Appraised Value ($),” as shown on the Final Data File, to recalculate the “Committed Commercial Real Estate Loan Stabilized LTV” characteristic for any Mortgage Loan that has a “Stabilized Appraised Value ($)” of “NAP,” as shown on the Final Data File, and
e.	Use “NAP” for the “Commercial Real Estate Loan Cut-off Date Balance As-Is LTV” and “Committed Commercial Real Estate Loan Stabilized LTV” characteristics for any Mortgage Loan which has a “Current Subordinate Additional Debt ($)” of “NAP,” as shown on the Final Data File.

For the Underlying Properties associated with any Multiple Property Loan, Benefit Street, on behalf of the Issuer, instructed us to use the:

a.	Cut-off Date Balance As-Is LTV,
b.	Committed Stabilized LTV,
c.	Commercial Real Estate Loan Cut-off Date Balance As-Is LTV and
d.	Committed Commercial Real Estate Loan Stabilized LTV

for the Multiple Property Loan, as the value for each of the characteristics listed in a. through d. above for each of the Underlying Properties associated with such Multiple Property Loan.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by Benefit Street, on behalf of the Issuer, that are described in this Item.

Attachment A Page 15 of 21

17.	Using:
a.	Information on the Final Data File,
b.	The instructions, assumptions and methodologies described in the Draft Preliminary Offering Memorandum and
c.	The instructions, assumptions and methodologies, as applicable, provided by Benefit Street, on behalf of the Issuer, described in the succeeding paragraph(s) of this Item,

we recalculated the:

i.	Cut-off Date Balance U/W NOI DSCR,
ii.	Cut-off Date Balance U/W NCF DSCR,
iii.	Commercial Real Estate Loan Cut-off Balance U/W NOI DSCR,
iv.	Commercial Real Estate Loan Cut-off Balance U/W NCF DSCR,
v.	Committed Balance U/W Stabilized NOI DSCR,
vi.	Committed Balance U/W Stabilized NCF DSCR,
vii.	Committed Balance Appraisal Stabilized NOI DSCR,
viii.	Committed Balance Appraisal Stabilized NCF DSCR,
ix.	Commercial Real Estate Loan Committed Balance U/W Stabilized NOI DSCR and
x.	Commercial Real Estate Loan Committed Balance U/W Stabilized NCF DSCR

of each Mortgage Loan and Underlying Property, as applicable. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, Benefit Street, on behalf of the Issuer, instructed us to round the:

a.	Cut-off Date Balance U/W NOI DSCR,
b.	Cut-off Date Balance U/W NCF DSCR,
c.	Commercial Real Estate Loan Cut-off Balance U/W NOI DSCR,
d.	Commercial Real Estate Loan Cut-off Balance U/W NCF DSCR,
e.	Committed Balance U/W Stabilized NOI DSCR,
f.	Committed Balance U/W Stabilized NCF DSCR,
g.	Committed Balance Appraisal Stabilized NOI DSCR,
h.	Committed Balance Appraisal Stabilized NCF DSCR,
i.	Commercial Real Estate Loan Committed Balance U/W Stabilized NOI DSCR and
j.	Commercial Real Estate Loan Committed Balance U/W Stabilized NCF DSCR

characteristics to two decimal places.

For the purpose of comparing the characteristics listed in i. and ii. above for the HUE at Chroma Mortgage Loan, Benefit Street, on behalf of the Issuer, instructed us to use “NAP.”

Attachment A Page 16 of 21

17. (continued)

For the purpose of this procedure, Benefit Street, on behalf of the Issuer, instructed us to:

a.	Use the “Cut-off Date Annual Debt Service ($),” as shown on the Final Data File, to recalculate the “Cut-off Date Balance U/W NOI DSCR” and “Cut-off Date Balance U/W NCF DSCR” characteristics for each Mortgage Loan,
b.	Use the “Commercial Real Estate Cut-off Funded Annual Debt Service ($),” as shown on the Final Data File, to recalculate the “Commercial Real Estate Loan Cut-off Balance U/W NOI DSCR” and “Commercial Real Estate Loan Cut-off Balance U/W NCF DSCR” characteristics for each Mortgage Loan,
c.	Use the “Committed Annual Debt Service ($),” as shown on the Final Data File, to recalculate the:
i.	Committed Balance U/W Stabilized NOI DSCR,
ii.	Committed Balance U/W Stabilized NCF DSCR,
iii.	Committed Balance Appraisal Stabilized NOI DSCR and
iv.	Committed Balance Appraisal Stabilized NCF DSCR

characteristics for each Mortgage Loan,

d.	Use the “Commercial Real Estate Committed Annual Debt Service ($),” as shown on the Final Data File, to recalculate the “Commercial Real Estate Loan Committed Balance U/W Stabilized NOI DSCR,” and “Commercial Real Estate Loan Committed Balance U/W Stabilized NCF DSCR” characteristics for each Mortgage Loan,
e.	Use “NAP” for the “Commercial Real Estate Loan Cut-off Balance U/W NOI DSCR,” “Commercial Real Estate Loan Cut-off Balance U/W NCF DSCR,” “Commercial Real Estate Loan Committed Balance U/W Stabilized NOI DSCR” and “Commercial Real Estate Loan Committed Balance U/W Stabilized NCF DSCR” characteristics for any Mortgage Loan with a “Current Subordinate Additional Debt ($)” of “NAP,” as shown on the Final Data File,
f.	Use the “Underwritten NOI ($)” and “Underwritten NCF ($),” as applicable, as shown on the Final Data File, to recalculate the “Committed Balance U/W Stabilized NOI DSCR” and “Committed Balance U/W Stabilized NCF DSCR” characteristics, respectively, for any Mortgage Loan with an “Underwritten Stabilized NOI ($)” or “Underwritten Stabilized NCF ($)” of “NAP,” as applicable, as shown on the Final Data File,
g.	Use “NAP” for the “Committed Balance Appraisal Stabilized NOI DSCR” and “Committed Balance Appraisal Stabilized NCF DSCR” characteristics for any Mortgage Loan with an “Appraisal Stabilized NOI” or “Appraisal Stabilized NCF” of “NAP,” as applicable, as shown on the Final Data File,
h.	Use “NAP” for the “Commercial Real Estate Loan Committed Balance U/W Stabilized NOI DSCR” and “Commercial Real Estate Loan Committed Balance U/W Stabilized NCF DSCR” characteristics for any Mortgage Loan with an “Underwritten Stabilized NOI ($)” or “Underwritten Stabilized NCF ($)” of “NAP,” as applicable, as shown on the Final Data File,
i.	Use “1.00x” for the “Cut-off Date Balance U/W NCF DSCR” characteristic for the Mortgage Loan identified on the Final Data File as “Jerome Apartments,”

Attachment A Page 17 of 21

17. (continued)

j.	Use “1.00x” for the “Commercial Real Estate Loan Cut-off Balance U/W NOI DSCR” and “Commercial Real Estate Loan Cut-off Balance U/W NCF DSCR” characteristics for the Cheyenne Industrial Mortgage Loan and
k.	Use “1.00x” for the “Cut-off Date Balance U/W NOI DSCR” and “Cut-off Date Balance U/W NCF DSCR” characteristics for the Mortgage Loans identified on the Final Data File as:
i.	4 West Las Olas,
ii.	The Lynx,
iii.	HUE at Chroma,
iv.	Tryon House,
v.	Stone Brooke Apartments,
vi.	Magnolia Hall and
vii.	Prime Self Storage Portfolio.

For the Underlying Properties associated with any Multiple Property Loan, Benefit Street, on behalf of the Issuer, instructed us to use the:

a.	Cut-off Date Balance U/W NOI DSCR,
b.	Cut-off Date Balance U/W NCF DSCR,
c.	Commercial Real Estate Loan Cut-off Balance U/W NOI DSCR,
d.	Commercial Real Estate Loan Cut-off Balance U/W NCF DSCR,
e.	Committed Balance U/W Stabilized NOI DSCR,
f.	Committed Balance U/W Stabilized NCF DSCR,
g.	Committed Balance Appraisal Stabilized NOI DSCR,
h.	Committed Balance Appraisal Stabilized NCF DSCR,
i.	Commercial Real Estate Loan Committed Balance U/W Stabilized NOI DSCR and
j.	Commercial Real Estate Loan Committed Balance U/W Stabilized NCF DSCR

for the Multiple Property Loan as the value for each of the characteristics listed in a. through j. above for each of the Underlying Properties associated with such Multiple Property Loan.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by Benefit Street, on behalf of the Issuer, that are described in this Item.

Attachment A Page 18 of 21

18.	Using:
a.	Information on the Final Data File,
b.	The instructions, assumptions and methodologies described in the Draft Preliminary Offering Memorandum and
c.	The instructions, assumptions and methodologies, as applicable, provided by Benefit Street, on behalf of the Issuer, described in the succeeding paragraph(s) of this Item,

we recalculated the:

i.	Cut-off Date Balance U/W NOI Debt Yield,
ii.	Cut-off Date Balance U/W NCF Debt Yield,
iii.	Commercial Real Estate Loan Cut-off Date Balance U/W NOI Debt Yield,
iv.	Commercial Real Estate Loan Cut-off Date Balance U/W NCF Debt Yield,
v.	Commercial Real Estate Loan Committed U/W Stabilized NOI Debt Yield,
vi.	Commercial Real Estate Loan Committed U/W Stabilized NCF Debt Yield,
vii.	Committed Balance U/W Stabilized NOI Debt Yield,
viii.	Committed Balance U/W Stabilized NCF Debt Yield,
ix.	Committed Balance Appraisal Stabilized NOI Debt Yield and
x.	Committed Balance Appraisal Stabilized NCF Debt Yield

of each Mortgage Loan and Underlying Property, as applicable. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, Benefit Street, on behalf of the Issuer, instructed us to round the:

a.	Cut-off Date Balance U/W NOI Debt Yield,
b.	Cut-off Date Balance U/W NCF Debt Yield,
c.	Commercial Real Estate Loan Cut-off Date Balance U/W NOI Debt Yield,
d.	Commercial Real Estate Loan Cut-off Date Balance U/W NCF Debt Yield,
e.	Commercial Real Estate Loan Committed U/W Stabilized NOI Debt Yield,
f.	Commercial Real Estate Loan Committed U/W Stabilized NCF Debt Yield,
g.	Committed Balance U/W Stabilized NOI Debt Yield,
h.	Committed Balance U/W Stabilized NCF Debt Yield,
i.	Committed Balance Appraisal Stabilized NOI Debt Yield and
j.	Committed Balance Appraisal Stabilized NCF Debt Yield

characteristics to the nearest 1/10th of one percent.

For the purpose of comparing the characteristics listed in i. and ii. above for the HUE at Chroma Mortgage Loan, Benefit Street, on behalf of the Issuer, instructed us to use “NAP.”

Attachment A Page 19 of 21

18. (continued)

For the purpose of this procedure, Benefit Street, on behalf of the Issuer, instructed us to:

a.	Use the sum of the:
i.	Collateral Interest Cut-off Date Balance ($) and
ii.	Pari Passu Cut-off Debt Funded Amount ($),

as shown on the Final Data File, to recalculate the “Cut-off Date Balance U/W NOI Debt Yield” and “Cut-off Date Balance U/W NCF Debt Yield” characteristics for each Mortgage Loan,

b.	Use “NAP” for the “Commercial Real Estate Loan Cut-off Date Balance U/W NOI Debt Yield,” “Commercial Real Estate Loan Cut-off Date Balance U/W NCF Debt Yield,” “Commercial Real Estate Loan Committed U/W Stabilized NOI Debt Yield” and “Commercial Real Estate Loan Committed U/W Stabilized NCF Debt Yield,

characteristics for any Mortgage Loan with a “Current Subordinate Additional Debt ($)” of “NAP,” as shown on the Final Data File,

c.	Use the “Underwritten NOI ($)” and “Underwritten NCF ($),” as shown on the Final Data File, to recalculate the “Committed Balance U/W Stabilized NOI Debt Yield” and “Committed Balance U/W Stabilized NCF Debt Yield” characteristics, respectively, for any Mortgage Loan with an “Underwritten Stabilized NOI ($)” or “Underwritten Stabilized NCF ($)” of “NAP,” as applicable, as shown on the Final Data File,
d.	Use “NAP” for the “Committed Balance Appraisal Stabilized NOI Debt Yield” and “Committed Balance Appraisal Stabilized NCF Debt Yield” characteristics for any Mortgage Loan with an “Appraisal Stabilized NOI ($)” or “Appraisal Stabilized NCF ($)” of “NAP,” as applicable, as shown on the Final Data File, and
e.	Use “NAP” for the “Commercial Real Estate Loan Committed U/W Stabilized NOI Debt Yield” and “Commercial Real Estate Loan Committed U/W Stabilized NCF Debt Yield” characteristics for any Mortgage Loan with an “Underwritten Stabilized NOI ($)” or “Underwritten Stabilized NCF ($)” of “NAP,” as applicable, as shown on the Final Data File.

For the Underlying Properties associated with any Multiple Property Loan, Benefit Street, on behalf of the Issuer, instructed us to use the:

a.	Cut-off Date Balance U/W NOI Debt Yield,
b.	Cut-off Date Balance U/W NCF Debt Yield,
c.	Commercial Real Estate Loan Cut-off Date Balance U/W NOI Debt Yield,
d.	Commercial Real Estate Loan Cut-off Date Balance U/W NCF Debt Yield,
e.	Commercial Real Estate Loan Committed U/W Stabilized NOI Debt Yield,
f.	Commercial Real Estate Loan Committed U/W Stabilized NCF Debt Yield,
g.	Committed Balance U/W Stabilized NOI Debt Yield,
h.	Committed Balance U/W Stabilized NCF Debt Yield,
i.	Committed Balance Appraisal Stabilized NOI Debt Yield and
j.	Committed Balance Appraisal Stabilized NCF Debt Yield

for the Multiple Property Loan as the value for each of the characteristics listed in a. through j. above for each of the Underlying Properties associated with such Multiple Property Loan.

Attachment A Page 20 of 21

18. (continued)

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by Benefit Street, on behalf of the Issuer, that are described in this Item.

19.	Using:
a.	Information on the Final Data File,
b.	The instructions, assumptions and methodologies described in the Draft Preliminary Offering Memorandum and
c.	The instructions, assumptions and methodologies, as applicable, provided by Benefit Street, on behalf of the Issuer, described in the succeeding paragraph(s) of this Item,

we recalculated the:

i.	Collateral Interest Cut-off Date Balance / Unit ($) and
ii.	Committed Commercial Real Estate Loan Balloon Payment / Unit ($)

of each Mortgage Loan and Underlying Property, as applicable. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, Benefit Street, on behalf of the Issuer, instructed us to use the sum of the:

a.	Collateral Interest Cut-off Date Balance ($) and
b.	Pari Passu Cut-off Debt Funded Amount ($),

as shown on the Final Data File, to recalculate the “Collateral Interest Cut-off Date Balance / Unit ($)” characteristic.

For the Underlying Properties associated with any Multiple Property Loan, Benefit Street, on behalf of the Issuer, instructed us to use the:

a.	Collateral Interest Cut-off Date Balance / Unit ($) and
b.	Committed Commercial Real Estate Loan Balloon Payment / Unit ($)

for the Multiple Property Loan as the value for each of the characteristics listed in a. and b. above for each of the Underlying Properties associated with such Multiple Property Loan.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by Benefit Street, on behalf of the Issuer, that are described in this Item.

Attachment A Page 21 of 21

20.	Using the:
a.	Prepayment Provision String and
b.	Seasoning,

as shown on the Final Data File, we recalculated the “Remaining Call Protection String (Cut-off Date)” of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

21.	Using the “Sponsor / Guarantor,” as shown on the Final Data File, we identified those Mortgage Loans that had at least one common “Sponsor / Guarantor” (each, a “Related Group”). We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 22 of 21

Multiple Property Loan Calculation Methodologies

Multiple Property Loan	Characteristics	Methodology Provided by Benefit Street

• Greensboro Multifamily Portfolio

Mortgage Loan Initial Funded Amount ($)

Mortgage Loan Initial Unfunded Future Funding Amount ($)

Committed Mortgage Loan Amount ($)

Senior Contributed Cut-off Date Balance

Pari Passu Cut-off Debt Funded Amount ($)

Current Subordinate Additional Debt ($)

Collateral Interest Cut-Off Date Balance ($)

Cut-off Date Funded Balance ($)

Commercial Real Estate Loan Cut-off Date Funded Balance ($)

Future Funding Participation Cut-off Date Balance ($)

Committed Balloon Payment ($)

Committed Commercial Real Estate Loan Balloon Payment ($)

Allocate the values relating to the Multiple Property Loan for the indicated characteristic(s) pro-rata to the respective Underlying Properties using the “As-Is Appraised Value ($)” for the corresponding Underlying Properties, as shown in the applicable Source Document(s)

• Prime Self Storage Portfolio • CVS Portfolio - WI & RI

Mortgage Loan Initial Funded Amount ($)

Mortgage Loan Initial Unfunded Future Funding Amount ($)

Committed Mortgage Loan Amount ($)

Senior Contributed Cut-off Date Balance

Pari Passu Cut-off Debt Funded Amount ($)

Current Subordinate Additional Debt ($)

Collateral Interest Cut-Off Date Balance ($)

Cut-off Date Funded Balance ($)

Commercial Real Estate Loan Cut-off Date Funded Balance ($)

Future Funding Participation Cut-off Date Balance ($)

Committed Balloon Payment ($)

Committed Commercial Real Estate Loan Balloon Payment ($)

Allocate the values relating to the Multiple Property Loan for the indicated characteristic(s) pro-rata to the respective Underlying Properties using the whole loan original balance allocations for the corresponding Underlying Properties, as shown in the applicable Source Document(s)

Note:

1.	Certain capitalized terms in the “Characteristics” and “Methodology Provided by Benefit Street” columns that have not been previously defined, or which do not have a specific reference to where such term is defined in this report, are defined in Attachment A or Exhibit 2 to Attachment A.

Exhibit 2 to Attachment A Page 1 of 17

Compared Characteristics and Source Documents

Mortgaged Property Information: (see Note 25)

Characteristic	Source Document(s)
Property Address (see Note 2)	Appraisal Report, Engineering Report or Phase I Environmental Report
City (see Note 2)	Appraisal Report, Engineering Report or Phase I Environmental Report
State (see Note 2)	Appraisal Report, Engineering Report or Phase I Environmental Report
Zip Code	USPS Internet Site, Appraisal Report, Engineering Report or Phase I Environmental Report
Property Type (see Note 3)	Appraisal Report
Property Sub-Type	Appraisal Report
Year Built	Appraisal Report, Engineering Report or Phase I Environmental Report
Year Renovated	Appraisal Report, Engineering Report or Phase I Environmental Report
Number of Units	Underwriting Summary, Borrower Rent Roll or Appraisal Report
Unit of Measure	Underwriting Summary, Borrower Rent Roll or Appraisal Report
Physical Occupancy (see Note 4)	Underwriting Summary or Borrower Rent Roll
Physical Occupancy As Of Date (see Note 5)	Underwriting Summary or Borrower Rent Roll
Hotel Franchise	Franchise Agreement
Hotel Franchise Expiration Date	Franchise Agreement

Third Party Information: (see Note 25)

Characteristic	Source Document(s)
Appraiser Name	Appraisal Report
As-Is Appraised Value ($) (see Note 6)	Appraisal Report
Date of Appraised Value	Appraisal Report
Stabilized Appraised Value ($) (see Note 6)	Appraisal Report
Appraisal Anticipated Stabilization Date (see Note 6)	Appraisal Report
Engineering Report Date	Engineering Report
Recommended Immediate Repairs ($)	Engineering Report

Exhibit 2 to Attachment A Page 2 of 17

Third Party Information: (continued)

Characteristic	Source Document(s)
Environmental Report Date (Phase I)	Phase I Environmental Report
Environmental Report Date (Phase II) (see Note 7)	Phase II Environmental Report
Environmental Insurance (Y/N) (see Note 8)	Certificate of Environmental Insurance
Seismic Report Date (see Note 9)	Seismic Report
Seismic PML % (see Note 9)	Seismic Report
Seismic Insurance Required (Y/N) (see Notes 1 and 10)	Seismic Report and Certificate of Property Insurance

Major Tenant Information: (see Note 11)

Characteristic	Source Document(s)

Single Tenant (Y/N)	Underwriting Summary, Borrower Rent Roll, Lease Agreement or Tenant Estoppel
Largest Tenant	Underwriting Summary, Borrower Rent Roll, Lease Agreement or Tenant Estoppel
Largest Tenant SF	Underwriting Summary, Borrower Rent Roll, Lease Agreement or Tenant Estoppel
Largest Tenant Lease Expiration (see Note 12)	Underwriting Summary, Borrower Rent Roll, Lease Agreement or Tenant Estoppel
2nd Largest Tenant	Underwriting Summary, Borrower Rent Roll, Lease Agreement or Tenant Estoppel
2nd Largest Tenant SF	Underwriting Summary, Borrower Rent Roll, Lease Agreement or Tenant Estoppel
2nd Largest Tenant Lease Expiration (see Note 12)	Underwriting Summary, Borrower Rent Roll, Lease Agreement or Tenant Estoppel
3rd Largest Tenant	Underwriting Summary, Borrower Rent Roll, Lease Agreement or Tenant Estoppel
3rd Largest Tenant SF	Underwriting Summary, Borrower Rent Roll, Lease Agreement or Tenant Estoppel
3rd Largest Tenant Lease Expiration (see Note 12)	Underwriting Summary, Borrower Rent Roll, Lease Agreement or Tenant Estoppel
4th Largest Tenant	Underwriting Summary, Borrower Rent Roll, Lease Agreement or Tenant Estoppel
4th Largest Tenant SF	Underwriting Summary, Borrower Rent Roll, Lease Agreement or Tenant Estoppel
4th Largest Tenant Lease Expiration (see Note 12)	Underwriting Summary, Borrower Rent Roll, Lease Agreement or Tenant Estoppel

Exhibit 2 to Attachment A Page 3 of 17

Major Tenant Information: (continued)

Characteristic	Source Document(s)

5th Largest Tenant	Underwriting Summary, Borrower Rent Roll, Lease Agreement or Tenant Estoppel
5th Largest Tenant SF	Underwriting Summary, Borrower Rent Roll, Lease Agreement or Tenant Estoppel
5th Largest Tenant Lease Expiration (see Note 12)	Underwriting Summary, Borrower Rent Roll, Lease Agreement or Tenant Estoppel

Underwriting Information: (see Note 13)

Characteristic	Source Document(s)
Underwritten EGI ($) (see Note 14)	Underwriting Summary
Underwritten Expenses ($) (see Note 14)	Underwriting Summary
Underwritten NOI ($) (see Note 14)	Underwriting Summary
Underwritten Reserves ($) (see Note 14)	Underwriting Summary
Underwritten NCF ($) (see Note 14)	Underwriting Summary
U/W Occupancy (see Note 14)	Underwriting Summary
Underwritten Stabilized EGI ($) (see Note 14)	Underwriting Summary
Underwritten Stabilized Expenses ($) (see Note 14)	Underwriting Summary
Underwritten Stabilized NOI ($) (see Note 14)	Underwriting Summary
Underwritten Stabilized Reserves ($) (see Note 14)	Underwriting Summary
Underwritten Stabilized NCF ($) (see Note 14)	Underwriting Summary
U/W Stabilized Occupancy (see Note 14)	Underwriting Summary
Appraisal Stabilized EGI ($)	Underwriting Summary
Appraisal Stabilized Expenses ($)	Underwriting Summary
Appraisal Stabilized NOI ($)	Underwriting Summary
Appraisal Stabilized Reserves ($)	Underwriting Summary
Appraisal Stabilized NCF ($)	Underwriting Summary
Appraisal Stabilized Occupancy	Underwriting Summary
Third Most Recent Period	Underwriting Summary
Third Most Recent EGI ($)	Underwriting Summary
Third Most Recent Expenses ($)	Underwriting Summary
Third Most Recent NOI ($)	Underwriting Summary
Third Most Recent NCF ($)	Underwriting Summary
Second Most Recent Period	Underwriting Summary
Second Most Recent EGI ($)	Underwriting Summary
Second Most Recent Expenses ($)	Underwriting Summary
Second Most Recent NOI ($)	Underwriting Summary
Second Most Recent NCF ($)	Underwriting Summary

Underwriting Information: (continued)

Exhibit 2 to Attachment A Page 4 of 17

Characteristic	Source Document
Most Recent Period	Underwriting Summary
Most Recent EGI ($)	Underwriting Summary
Most Recent Expenses ($)	Underwriting Summary
Most Recent NOI ($)	Underwriting Summary
Most Recent NCF ($)	Underwriting Summary

Hotel Operating Information: (see Note 15)

Characteristic	Source Document

Underwritten ADR	Underwriting Summary
Underwritten RevPAR	Underwriting Summary
Underwritten Stabilized ADR	Underwriting Summary
Underwritten Stabilized RevPAR	Underwriting Summary
Appraisal Stabilized ADR	Underwriting Summary
Appraisal Stabilized RevPAR	Underwriting Summary
Third Most Recent Occupancy (For Hospitality)	Underwriting Summary
Third Most Recent ADR	Underwriting Summary
Third Most Recent RevPAR	Underwriting Summary
Second Most Recent Occupancy (For Hospitality)	Underwriting Summary
Second Most Recent ADR	Underwriting Summary
Second Most Recent RevPAR	Underwriting Summary
Most Recent Occupancy (For Hospitality)	Underwriting Summary
Most Recent ADR	Underwriting Summary
Most Recent RevPAR	Underwriting Summary

Reserve and Escrow Information: (see Note 17)

Characteristic	Source Document(s)
Tax Escrow (Cut-off Date) ($) (see Note 16)	Escrow Current Balance Support Files, Settlement Statement, Loan Agreement, Loan Modification Agreement or Security Instrument
Tax Escrow (Monthly) ($)	Settlement Statement, Loan Agreement, Loan Modification Agreement or Security Instrument
Springing Tax Escrow Description	Loan Agreement, Loan Modification Agreement or Security Instrument

Exhibit 2 to Attachment A Page 5 of 17

Reserve and Escrow Information: (continued)

Characteristic	Source Document(s)
Insurance Escrow (Cut-off Date) ($) (see Note 16)	Escrow Current Balance Support Files, Settlement Statement, Loan Agreement, Loan Modification Agreement or Security Instrument
Insurance Escrow (Monthly) ($)	Settlement Statement, Loan Agreement, Loan Modification Agreement or Security Instrument
Springing Insurance Escrow Description	Loan Agreement, Loan Modification Agreement or Security Instrument
Replacement Reserve (Cut-off Date) ($) (see Note 16)	Escrow Current Balance Support Files, Settlement Statement, Loan Agreement, Loan Modification Agreement or Security Instrument
Replacement Reserve (Monthly) ($)	Settlement Statement, Loan Agreement, Loan Modification Agreement or Security Instrument
Replacement Reserve Note	Loan Agreement, Loan Modification Agreement or Security Instrument
Replacement Reserve Cap	Loan Agreement, Loan Modification Agreement or Security Instrument
TI/LC Reserve (Cut-off Date) ($) (see Note 16)	Escrow Current Balance Support Files, Settlement Statement, Loan Agreement, Loan Modification Agreement or Security Instrument
TI/LC Reserve (Monthly) ($)	Settlement Statement, Loan Agreement, Loan Modification Agreement or Security Instrument
TI/LC Reserve Note	Loan Agreement, Loan Modification Agreement or Security Instrument
TI/LC Reserve Cap	Loan Agreement, Loan Modification Agreement or Security Instrument
Other Reserves (Cut-Off Date) ($) (see Note 16)	Escrow Current Balance Support Files, Settlement Statement, Loan Agreement, Loan Modification Agreement or Security Instrument
Other Reserves (Monthly) ($)	Settlement Statement, Loan Agreement, Loan Modification Agreement or Security Instrument
Other Reserves Note	Escrow Current Balance Support Files, Settlement Statement, Loan Agreement, Loan Modification Agreement or Security Instrument
Other Reserve Cap	Loan Agreement, Loan Modification Agreement or Security Instrument
Other Reserves 2 (Cut-Off Date) ($) (see Note 16)	Escrow Current Balance Support Files, Settlement Statement, Loan Agreement, Loan Modification Agreement or Security Instrument
Other Reserves 2 (Monthly) ($)	Settlement Statement, Loan Agreement, Loan Modification Agreement or Security Instrument

Exhibit 2 to Attachment A Page 6 of 17

Reserve and Escrow Information: (continued)

Characteristic	Source Document(s)
Other Reserves 2 Note	Escrow Current Balance Support Files, Settlement Statement, Loan Agreement, Loan Modification Agreement or Security Instrument
Other Reserves 2 Cap	Loan Agreement, Loan Modification Agreement or Security Instrument
Other Reserves 3 (Cut-Off Date) ($) (see Note 16)	Escrow Current Balance Support Files, Settlement Statement, Loan Agreement, Loan Modification Agreement or Security Instrument
Other Reserves 3 (Monthly) ($)	Settlement Statement, Loan Agreement, Loan Modification Agreement or Security Instrument
Other Reserves 3 Note	Escrow Current Balance Support Files, Settlement Statement, Loan Agreement, Loan Modification Agreement or Security Instrument
Other Reserves 3 Cap	Loan Agreement, Loan Modification Agreement or Security Instrument

Mortgage Loan Information: (see Note 17)

Characteristic	Source Document(s)

Borrower	Promissory Note, Loan Agreement, Loan Modification Agreement or Security Instrument
Sponsor / Guarantor	Guaranty Agreement, Loan Agreement, Loan Modification Agreement or Security Instrument
Mortgage Loan Initial Funded Amount ($)

For all Mortgage Loans:

•              Loan Agreement, Loan Modification Agreement, Security Instrument or Settlement Statement

For Underlying Properties associated with Multiple Property Loans:

•               Multiple Property Loan Calculation Methodologies described on Exhibit 1 to Attachment A

Mortgage Loan Initial Unfunded Future Funding Amount ($)

For all Mortgage Loans:

•              Loan Agreement, Loan Modification Agreement, Security Instrument or Settlement Statement

For Underlying Properties associated with Multiple Property Loans:

•              Multiple Property Loan Calculation Methodologies described on Exhibit 1 to Attachment A

Exhibit 2 to Attachment A Page 7 of 17

Mortgage Loan Information: (continued)

Characteristic	Source Document(s)

Senior Contributed Cut-off Date Balance (see Note 18)

For all Mortgage Loans:

•              BSP Loan Balance Schedule

For Underlying Properties associated with Multiple Property Loans:

Multiple Property Loan Calculation Methodologies described on Exhibit 1 to Attachment A

Pari Passu Cut-off Debt Funded Amount ($) (see Note 18)

For all Mortgage Loans:

•              BSP Loan Balance Schedule

For Underlying Properties associated with Multiple Property Loans:

Multiple Property Loan Calculation Methodologies described on Exhibit 1 to Attachment A

Current Subordinate Additional Debt ($) (see Note 18)

For all Mortgage Loans:

•              BSP Loan Balance Schedule

For Underlying Properties associated with Multiple Property Loans:

Multiple Property Loan Calculation Methodologies described on Exhibit 1 to Attachment A

Collateral Interest Cut-Off Date Balance ($) (see Note 18)

For all Mortgage Loans:

•              BSP Loan Balance Schedule

For Underlying Properties associated with Multiple Property Loans:

Multiple Property Loan Calculation Methodologies described on Exhibit 1 to Attachment A

Future Funding Participation Cut-off Date Balance ($) (see Note 18)

For all Mortgage Loans:

•              BSP Loan Balance Schedule

For Underlying Properties associated with Multiple Property Loans:

Multiple Property Loan Calculation Methodologies described on Exhibit 1 to Attachment A

Future Funding Trigger / Requirement	Loan Agreement, Loan Modification Agreement or Security Instrument
Note Date (see Note 1)	Promissory Note, Loan Agreement, Loan Modification Agreement or Security Instrument
First Payment Date (see Notes 1 and 19)	Loan Agreement, Loan Modification Agreement or Security Instrument
Initial Maturity Date	Loan Agreement, Loan Modification Agreement or Security Instrument

Exhibit 2 to Attachment A Page 8 of 17

Mortgage Loan Information: (continued)

Characteristic	Source Document(s)

Extension Options	Loan Agreement, Loan Modification Agreement or Security Instrument
Extension Options Conditions Description	Loan Agreement, Loan Modification Agreement or Security Instrument
First Extension Period (months)	Loan Agreement, Loan Modification Agreement or Security Instrument
Second Extension Period (months)	Loan Agreement, Loan Modification Agreement or Security Instrument
Third Extension Period (months)	Loan Agreement, Loan Modification Agreement or Security Instrument
First Extension Fee	Loan Agreement, Loan Modification Agreement or Security Instrument
Second Extension Fee	Loan Agreement, Loan Modification Agreement or Security Instrument
Third Extension Fee	Loan Agreement, Loan Modification Agreement or Security Instrument
Fully Extended Maturity Date	Loan Agreement, Loan Modification Agreement or Security Instrument
Interest Accrual Method	Loan Agreement, Loan Modification Agreement or Security Instrument
Interest Accrual Period Start (see Note 1)	Loan Agreement, Loan Modification Agreement or Security Instrument
Interest Accrual Period End (see Note 1)	Loan Agreement, Loan Modification Agreement or Security Instrument
Amortization Type	Loan Agreement, Loan Modification Agreement or Security Instrument
Amortization Type During Extensions	Loan Agreement, Loan Modification Agreement or Security Instrument
Amortization Type During Extensions Description	Loan Agreement, Loan Modification Agreement or Security Instrument
Loan Type (Fixed / Floating)	Loan Agreement, Loan Modification Agreement or Security Instrument
Mortgage Loan Gross Margin (see Note 20)	Loan Agreement, Loan Modification Agreement, Security Instrument or BSP Margin Calc Schedule
Margin Step Up / Change Trigger	Loan Agreement, Loan Modification Agreement or Security Instrument
Index Floor (see Note 20)	Loan Agreement, Loan Modification Agreement, Security Instrument or BSP Margin Calc Schedule
Index Cap Strike Rate	Interest Rate Cap Agreement, Loan Agreement, Loan Modification Agreement or Security Instrument

Exhibit 2 to Attachment A Page 9 of 17

Mortgage Loan Information: (continued)

Characteristic	Source Document(s)
Index Cap Strike Rate Step Up / Change	Interest Rate Cap Agreement, Loan Agreement, Loan Modification Agreement or Security Instrument
Index Cap Provider	Interest Rate Cap Agreement
Index Cap Expiration Date	Interest Rate Cap Agreement
Index Rounding Factor (see Note 20)	Loan Agreement, Loan Modification Agreement or Security Instrument
Index	Loan Agreement, Loan Modification Agreement or Security Instrument
Index Determination Lookback (in days)	Loan Agreement, Loan Modification Agreement or Security Instrument
Grace Period Default (Days)	Loan Agreement, Loan Modification Agreement or Security Instrument
Grace Period Late (Days)	Loan Agreement, Loan Modification Agreement or Security Instrument
Prepayment Provision String (see Note 21)	Loan Agreement, Loan Modification Agreement or Security Instrument
Upfront Minimum Interest Period	Loan Agreement, Loan Modification Agreement or Security Instrument
Lien Position	Title Policy
Recourse (Y / N / Partial)	Guaranty Agreement, Completion Guaranty Agreement, Loan Agreement, Loan Modification Agreement or Security Instrument
Recourse Provisions	Guaranty Agreement, Completion Guaranty Agreement, Loan Agreement, Loan Modification Agreement or Security Instrument
Lockbox Type (see Notes 1 and 22)	Loan Agreement, Loan Modification Agreement, Security Instrument or Cash Management Agreement
Lockbox Trigger Event (see Note 1)	Loan Agreement, Loan Modification Agreement, Security Instrument or Cash Management Agreement
Cash Management Type (see Notes 1 and 23)	Loan Agreement, Loan Modification Agreement, Security Instrument or Cash Management Agreement
Subordinate Debt Gross Margin (see Note 20)	Loan Agreement, Loan Modification Agreement, Security Instrument or BSP Margin Calc Schedule
Collateral Interest Gross Margin (see Note 20)	Loan Agreement, Loan Modification Agreement, Security Instrument or BSP Margin Calc Schedule
Current Additional Debt ($) (see Note 24)	Loan Agreement, Loan Modification Agreement, Security Instrument or Secondary Financing Documents

Exhibit 2 to Attachment A Page 10 of 17

Mortgage Loan Information: (continued)

Characteristic	Source Document(s)
Current Additional Debt Description (see Note 24)	Loan Agreement, Loan Modification Agreement, Security Instrument or Secondary Financing Documents
Partial Collateral Release (Y/N)	Loan Agreement, Loan Modification Agreement or Security Instrument
Partial Collateral Release Description	Loan Agreement, Loan Modification Agreement or Security Instrument
Ownership Interest	Final Title Policy or Pro Forma
Ground Lease (Y/N)	Ground Lease or Ground Lease Estoppel
Ground Lease Expiration Date	Ground Lease or Ground Lease Estoppel
Annual Ground Rent Payment	Ground Lease or Ground Lease Estoppel
Annual Ground Lease Rent Increases	Ground Lease or Ground Lease Estoppel

Notes:

1.	For each Mortgage Loan and Underlying Property, as applicable, listed in Table A1, Benefit Street, on behalf of the Issuer, instructed us to use the information in the “Provided Value” column for the applicable characteristic listed in Table A1, even if the information in the “Provided Value” column did not agree with the information that was shown in the applicable Source Document(s) or the applicable Source Document(s) were not provided to us.

Table A1:
Mortgage Loan	Underlying Property	Characteristic	Provided Value

Cheyenne Industrial	NAP	Seismic Insurance Required (Y/N)	N

		First Payment Date	9/1/2020

		Interest Accrual Period Start	1st

		Interest Accrual Period End	30th

		Lockbox Type	Hard

		Lockbox Trigger Event	(i) the Amendment Effective Date (March 5, 2021), (ii) EoD after the Amendment Effective Date (March 5, 2021), (iii) following the Amendment Effective Date (March 5, 2021), DY less than 7.50% for a period of one quarter

		Cash Management Type	Springing

		Note Date	8/24/2020

We performed no procedures to determine the accuracy, completeness or reasonableness of the “Provided Value” information in Table A1 that was provided by Benefit Street, on behalf of the Issuer.

Exhibit 2 to Attachment A Page 11 of 17

Notes: (continued)

2.	For the purpose of comparing the indicated characteristics, Benefit Street, on behalf of the Issuer, instructed us to ignore differences that are caused by standard postal abbreviations.

3.	For the purpose of comparing the “Property Type” characteristic, Benefit Street, on behalf of the Issuer, instructed us to use the property type that accounts for the majority of the Mortgaged Property’s base rent, as shown in the applicable Source Document(s).

4.	For the purpose of comparing the “Physical Occupancy” characteristic if the “Property Type” characteristic, as shown on the Preliminary Data File, is “Multifamily,” Benefit Street, on behalf of the Issuer, instructed us to consider units labeled as “non-revenue,” “special use,” “model,” “admin” or “down” in the applicable Source Document(s) as vacant.

5.	For the purpose of comparing the “Physical Occupancy As Of Date” characteristic if the “Single Tenant (Y/N)” characteristic, as shown on the Preliminary Data File, is “Y,” Benefit Street, on behalf of the Issuer, instructed us to use the monthly payment date, as described in the loan agreement Source Document, occurring in March 2021.

6.	For the purpose of comparing the “Stabilized Appraised Value ($)” and “Appraisal Anticipated Stabilization Date” characteristics for any Collateral Interest or Underlying Property included in Table A2, Benefit Street, on behalf of the Issuer, instructed us to use the appraised value and appraisal value date, respectively, both as shown in the related Source Document(s), that are associated with the appraisal valuation type that is identified in the “Stabilized Appraised Value Description” column of Table A2.

Table A2:
Collateral Interest	Stabilized Appraised Value Description

4 West Las Olas	Prospective Year 3

For the HUE at Chroma Mortgage Loan (as defined herein), Benefit Street, on behalf of the Issuer, instructed us to:

a.	Use the sum of the “As Complete" value of “$22,675,000” and “Tax Abatement Value of “$2,670,000,” as shown in the applicable Source Documents(s), for the purpose of comparing the “As-Is Appraised Value ($)” characteristic and
b.	Use the sum of the “Prospective As Stabilized" value of “$23,425,000” and “Tax Abatement Value of “$2,670,000,” as shown in the applicable Source Documents(s), for the purpose of comparing the “Stabilized Appraised Value ($)” characteristic.

Exhibit 2 to Attachment A Page 12 of 17

Notes: (continued)

7.	Benefit Street, on behalf of the Issuer, instructed us to only perform procedures on the “Environmental Report Date (Phase II)” characteristic for any Mortgaged Property that contained a phase II environmental report Source Document in the related loan file.

8.	For the purpose of comparing the “Environmental Insurance (Y/N)” characteristic, Benefit Street, on behalf of the Issuer, instructed us to use “Y” if there was a certificate of environmental insurance Source Document in the related loan file which indicates that environmental insurance is in place. For any Mortgaged Property that does not contain a certificate of environmental insurance Source Document in the related loan file, Benefit Street, on behalf of the Issuer, instructed us to use “N” for purpose of comparing the “Environmental Insurance (Y/N)” characteristic.

9.	Benefit Street, on behalf of the Issuer, instructed us to only perform procedures on the indicated characteristic(s) for any Mortgaged Property that contained a seismic report Source Document in the related loan file.

10.	For the purpose of comparing the “Seismic Insurance Required (Y/N)” characteristic, Benefit Street, on behalf of the Issuer, instructed us to use “Y” if the “Seismic PML %” characteristic on the Preliminary Data File is greater than or equal to 20% and the certificate of property insurance Source Document indicates that earthquake insurance is in place. If the “Seismic PML %” characteristic on the Preliminary Data File is less than 20% or is “NAP,” Benefit Street, on behalf of the Issuer, instructed us to use “N” for the “Seismic Insurance Required (Y/N)” characteristic, even if the certificate of property insurance Source Document indicates that earthquake insurance is in place.

11.	For the purpose of comparing the “Major Tenant Information” characteristics, Benefit Street, on behalf of the Issuer, instructed us to consider the tenant that pays the higher monthly rent as the larger tenant among the tenants with the same square footage, all as shown in the applicable Source Document(s).

For the purpose of comparing the “Major Tenant Information” characteristics, Benefit Street, on behalf of the Issuer, instructed us to combine multiple spaces leased by the same tenant, and for those tenants with multiple lease expirations, to use the lease expiration date for the lease associated with the related space that has the largest square footage, all as shown in the applicable Source Document(s).

Exhibit 2 to Attachment A Page 13 of 17

Notes: (continued)

12.	For the purpose of comparing the:
a.	Largest Tenant Lease Expiration,
b.	2nd Largest Tenant Lease Expiration,
c.	3rd Largest Tenant Lease Expiration,
d.	4th Largest Tenant Lease Expiration and
e.	5th Largest Tenant Lease Expiration

characteristics, Benefit Street, on behalf of the Issuer, instructed us to:

i.	Use the last day of the applicable month if the date, as shown in the applicable Source Document(s), only indicated the month and year of expiration and
ii.	Use “MTM” for any lease expiration date which is prior to the Reference Date.

13.	For the purpose of comparing the “Underwriting Information” characteristics that are expressed as dollar values, Benefit Street, on behalf of the Issuer, instructed us to ignore differences of +/- $1 or less.

14.	For the purpose of comparing the:
a.	Underwritten Stabilized EGI ($),
b.	Underwritten Stabilized Expenses ($),
c.	Underwritten Stabilized NOI ($),
d.	Underwritten Stabilized Reserves ($),
e.	Underwritten Stabilized NCF ($) and
f.	U/W Stabilized Occupancy

characteristics if the applicable Source Document(s) did not include underwritten stabilized cash flow information, Benefit Street, on behalf of the Issuer, instructed us to use the:

i.	Underwritten EGI ($),
ii.	Underwritten Expenses ($),
iii.	Underwritten NOI ($),
iv.	Underwritten Reserves ($),
v.	Underwritten NCF ($) and
vi.	U/W Occupancy

characteristics, respectively, as shown on the Preliminary Data File.

For the purpose of comparing the:

a.	Underwritten EGI ($),
b.	Underwritten Expenses ($),
c.	Underwritten NOI ($),
d.	Underwritten Reserves ($),
e.	Underwritten NCF ($) and
f.	U/W Occupancy

characteristics for the HUE at Chroma Mortgage Loan, Benefit Street, on behalf of the Issuer, instructed us to use the respective “BSP (Y1 Lease Up) In-Place UW” values, as shown in the related Source Document.

Exhibit 2 to Attachment A Page 14 of 17

Notes: (continued)

15.	Benefit Street, on behalf of the Issuer, instructed us to only perform procedures on the “Hotel Operating Information” characteristics for any Mortgaged Property with the “Property Type” characteristic as “Hospitality,” as shown on the Preliminary Data File. For the purpose of comparing all “Hotel Operating Information” characteristics for any Mortgaged Property for which the “Property Type” characteristic is not “Hospitality,” as shown on the Preliminary Data File, Benefit Street, on behalf of the Issuer, instructed us to use “NAP.”

16.	For the purpose of comparing the:
a.	Tax Escrow (Cut-off Date) ($),
b.	Insurance Escrow (Cut-off Date) ($),
c.	Replacement Reserve (Cut-off Date) ($),
d.	TI/LC Reserve (Cut-off Date) ($),
e.	Other Reserves (Cut-Off Date) ($),
f.	Other Reserves 2 (Cut-Off Date) ($) and
g.	Other Reserves 3 (Cut-Off Date) ($)

characteristics, as applicable, for each Mortgage Loan with a “Note Date” on or after 1 March 2021, as shown on the Preliminary Data File, Benefit Street, on behalf of the Issuer, instructed us to use the corresponding initial escrow deposit amount, as shown in the related Source Document(s).

17.	For the Mortgage Loan identified on the Preliminary Data File as “Taylor at Copperfield Apartments” (the “Taylor at Copperfield Apartments Mortgage Loan”), the related loan file contains multiple loan agreement and loan modification agreement Source Documents. For the purpose of comparing the “Reserve and Escrow Information” and “Mortgage Loan Information” characteristics for the Taylor at Copperfield Apartments Mortgage Loan, Benefit Street, on behalf of the Issuer, instructed us to:
a.	Use the third amendment to loan agreement as the primary Source Document,
b.	Reflect the restated term, as shown in the third amendment to loan agreement Source Document and
c.	Use “2/9/2021” for the “Note Date” characteristic.

18.	For the purpose of comparing the indicated characteristics, Benefit Street, on behalf of the Issuer, provided a Microsoft Excel file labeled “BSP FL6 Balance Schedule as of 2.28.21_v3.xlsx” on 5 March 2021 (the “BSP Loan Balance Schedule”) which Benefit Street, on behalf of the Issuer, indicated contains balance information as of 28 February 2021 for all Mortgage Loans except for the Insulet Headquarters Mortgage loan, which Benefit Street, on behalf of the Issuer, indicated is as of the 9 March 2021 expected payment date.

19.	For the purpose of comparing the “First Payment Date” characteristic, Benefit Street, on behalf of the Issuer, instructed us to assume that the “First Payment Date” is the payment due date related to the first full interest accrual period, as shown in the applicable Source Document(s).

Exhibit 2 to Attachment A Page 15 of 17

Notes: (continued)

20.	For the purpose of comparing the “Mortgage Loan Gross Margin,” “Collateral Interest Gross Margin” and “Subordinate Debt Gross Margin” characteristics, Benefit Street, on behalf of the Issuer, instructed us to use the:
a.	Margin or spread, as applicable and as described in the related Source Document(s), corresponding to an interest rate based on LIBOR, as described in the related Source Document(s) and
b.	Additional instruction(s) described in the succeeding paragraph(s), as applicable.

For the purpose of comparing the “Mortgage Loan Gross Margin,” “Collateral Interest Gross Margin,” “Subordinate Debt Gross Margin,” “Index Rounding Factor” and “Index Floor” characteristics for the Insulet Headquarters Mortgage Loan, Benefit Street, on behalf of the Issuer, instructed us to use “NAP.”

For the purpose of comparing the “Mortgage Loan Gross Margin,” “Collateral Interest Gross Margin,”  “Subordinate Debt Gross Margin” and “Index Floor” characteristics for the Cheyenne Industrial Mortgage Loan, Benefit Street, on behalf of the Issuer, instructed us to use “4.60%,” “4.60%,” “13.505%” and “0.50%,” respectively, as shown in the related BSP Margin Calc Schedule Source Document.

For the purpose of comparing the “Mortgage Loan Gross Margin,” “Collateral Interest Gross Margin” and “Subordinate Debt Gross Margin” characteristics for the 1660 Linc Mortgage Loan, Benefit Street, on behalf of the Issuer, instructed us to use “3.94430718715017%,” “3.94430718715017%” and “11.80%,” respectively, as shown in the related BSP Margin Calc Schedule Source Document.

21.	For certain Mortgage Loans, the loan agreement Source Document indicates that payment of:
a.	An exit fee (the “Exit Fee”),
b.	A deferred commitment fee (the “Deferred Commitment Fee”) and/or
c.	An additional interest fee (the “Additional Interest Fee”)

is required in connection with the repayment of the Mortgage Loan. For the purpose of comparing the “Prepayment Provision String” characteristic, Benefit Street, on behalf of the Issuer, instructed us not to consider any Exit Fee, Deferred Commitment Fee or Additional Interest Fee as a prepayment penalty.

For certain Mortgage Loans, the loan agreement Source Document indicates that a minimum interest payment (the “Minimum Interest Payment”) may be required in connection with a prepayment of the Mortgage Loan. For the purpose of comparing the “Prepayment Provision String” characteristic, Benefit Street, on behalf of the Issuer, instructed us to consider the minimum interest period (which is displayed as “MI” within the “Prepayment Provision String”) as the number of payment dates on which any “Minimum Interest Payment” due would be greater than “$0,” and to ignore any language in the applicable Source Document(s) describing the use of the then current interest rate for the calculation of the total minimum interest amount on which such “Minimum Interest Payment” is determined.

Exhibit 2 to Attachment A Page 16 of 17

Notes: (continued)

22.	For the purpose of comparing the “Lockbox Type” characteristic, Benefit Street, on behalf of the Issuer, instructed us to use the following definitions:
a.	Hard - the borrower is required to direct the tenants to pay rents directly to a lockbox account controlled by the lender. Hospitality, multifamily and manufactured housing community Mortgaged Properties are considered to have a hard lockbox if credit card receivables are required to be deposited directly into the lockbox account even though cash, checks or “over the counter” receipts are deposited by the borrower or property manager of the related mortgaged property into the lockbox account controlled by the lender,
b.	Soft - the borrower is required to deposit or cause the property manager to deposit all rents collected into a lockbox account. Hospitality, multifamily and manufactured housing community Mortgaged Properties are considered to have a soft lockbox if credit card receivables, cash, checks or “over the counter” receipts are deposited into the lockbox account by the borrower or property manager or
c.	Springing - a lockbox that is not currently in place, but the applicable Source Document(s) require the imposition of a lockbox account upon the occurrence of an event of default or one or more specified trigger events under the applicable Source Document(s).

23.	For the purpose of comparing the “Cash Management Type” characteristic, Benefit Street, on behalf of the Issuer, instructed us to use the following definitions:
a.	In Place - for funds directed into a lockbox, such funds are generally not made immediately available to the borrower, but instead are forwarded to a cash management account controlled by the lender and the funds are disbursed according to the loan documents, with any excess remitted to the borrower (unless an event of default or one or more specified trigger events under the applicable Source Document(s) have occurred and are outstanding) generally on a daily basis or
b.	Springing - until the occurrence of an event of default or one or more specified trigger events under the applicable Source Document(s), funds in the lockbox are forwarded to an account controlled by the borrower or are otherwise made available to the borrower. Upon the occurrence of an event of default or one or more specified trigger events under the applicable Source Document(s), funds in the lockbox are forwarded to a cash management account controlled by the lender, and the funds are disbursed according to the applicable Source Document(s).

Exhibit 2 to Attachment A Page 17 of 17

Notes: (continued)

24.	For the purpose of comparing the:
a.	Current Additional Debt ($) and
b.	Current Additional Debt Description

characteristics for any Mortgage Loan which has additional debt, either:

i.	The loan agreement, loan modification agreement or Security Instrument Source Documents describe the existence of additional debt or
ii.	Benefit Street, on behalf of the Issuer, provided us with certain mezzanine promissory notes or mezzanine loan agreements, intercreditor agreements, and/or other secondary financing documents (collectively, the “Secondary Financing Documents”) that describe the existence of additional debt.

It is possible that other documents not provided to us would indicate additional existing secondary financing. Other than the information indicated in the loan agreement, loan modification agreement and/or security instrument Source Documents and/or the Secondary Financing Documents provided to us by Benefit Street, on behalf of the Issuer, we could not determine whether there is other existing secondary financing.

For the purpose of comparing the “Current Additional Debt ($)” and “Current Additional Debt Description” characteristics for any Mortgage Loan which does not have additional debt (based on the procedures described in the preceding paragraph(s) of this Note), Benefit Street, on behalf of the Issuer, instructed us to use “NAP.”

25.	We did not perform any procedures to compare any Compared Characteristics other than the Mortgaged Property Compared Characteristics (as defined herein) for any Delayed Close Mortgage Loan.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by Benefit Street, on behalf of the Issuer, that are described in the notes above.

Exhibit 3 to Attachment A

Provided Characteristics

Characteristic
Collateral Interest
Closing Status
Property Flag
Property Name
# of Properties
Collateral Interest Type
Current Subordinate Additional Debt Description
Additional Financing Permitted in Future (Y/N)
Loan Purpose
Cross-collateralized (Y/N)
Control
Related Securitization(s)
Notes

Note:	We performed no procedures to determine the accuracy, completeness or reasonableness of the Provided Characteristics.